SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Advance to related parties	$ 92,642	$ 19,055	$ 15,739
Advance from related parties	726,650	1,947,154	264,850
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advance to related parties	13,240	4,583
Qionglai Weide Pharmacy [Member]
Related Party Transaction [Line Items]
Advance to related parties			10,421
Sichuan Aixin Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Advance to related parties	142	4,237
Chengdu Xindu Cundetang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advance to related parties			5,318
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advance to related parties	11,788	10,235
Quanzhong Lin [Member]
Related Party Transaction [Line Items]
Advance from related parties	619,359	1,822,705	258,862
Yirong Shen [Member]
Related Party Transaction [Line Items]
Advance from related parties	87,158	97,292
Branch Manager [Member]
Related Party Transaction [Line Items]
Advance from related parties		1,667
Chengdu Aixin E-Commerce Company Ltd. [Member]
Related Party Transaction [Line Items]
Advance from related parties	13,777	15,378	3,240
Chengdu Aixin International travel service Co, Ltd [Member]
Related Party Transaction [Line Items]
Advance from related parties	6,356	2,388
Chengdu Beibang Pharmacy [Member]
Related Party Transaction [Line Items]
Advance from related parties			2,748
Aixin Life Beauty [Member]
Related Party Transaction [Line Items]
Advance from related parties		7,724
Chengdu Fuxiang Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Advance to related parties	27,250
Chengdu Wenjiang District Heneng Hupu Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Advance to related parties	$ 40,222